INCOME TAXES (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Federal tax (benefit)			$ (1,473,127)	$ (11,392)
Increase (decrease) in income taxes resulting from:
State tax expense, net of federal benefit			(108,105)	41,714
Non-deductible items			21,407	12,198
Undistributed earnings from foreign subsidiaries			3,845	5,967
Deferred true-up			(87,500)	12,210
Valuation allowance			1,819,971	82,052
Other			34	1,741
Total provision	$ 9,624	$ (187,863)	$ 176,525	$ 144,490